SIGNIFICANT ACCOUNTING POLICIES - FCP Fondo Inmobiliario Colombia (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Dividends declared		$ 299,495	$ 279,125
Assets		255,568,505	236,088,113
Liabilities		227,453,292	207,282,494
Condensed statement of income
Profits of equity method investees		123,325	380,599	$ 294,030
Expenses
Other expenses		(206,070)	(235,525)	(267,507)
Net income		315,359	3,214,567	2,786,435
Condensed cash flow
Net cash used in operating activities		11,230,345	12,315,612	1,042,858
Net cash provided by financing activities	[1]	(4,915,440)	(5,260,692)	(732,711)
Cash and cash equivalents at beginning of year		23,738,042	18,730,810	18,165,644
Cash and cash equivalents at end of year		23,701,149	23,738,042	18,730,810
Profit (loss), attributable to non-controlling interests		39,365	97,216	127,571
Non-controlling interests		1,569,984	$ 1,921,700
FCP Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Percentage of ownership interest in subsidiary			49.96%
Dividends declared		0	$ 0
Assets		4,128,801	3,751,981
Liabilities		1,450,781	1,254,123
Net assets		2,678,020	2,497,858
Condensed statement of income
Valuation of investment properties		(8,251)	77,527	70,933
Valuation of trust rights		4	52,215	29,161
Rents		186,528	161,263	147,324
Profits of equity method investees		56,116	138,100	96,201
Other Income		38,135	2,034	6,940
Total income		272,532	431,139	350,559
Expenses
Interest on loans		(78,008)	(73,088)	(67,593)
Trust fees		(526)	(999)	(554)
Other expenses		(140,904)	(169,375)	(121,162)
Total Expenses		(219,438)	(243,462)	(189,309)
Net income		53,094	187,677	161,250
Condensed cash flow
Net cash used in operating activities		(172,003)	(257,733)	(351,019)
Net cash provided by financing activities		235,214	256,787	334,197
Cash and cash equivalents at beginning of year		157	1,103	17,925
Cash and cash equivalents at end of year		63,368	157	1,103
Profit (loss), attributable to non-controlling interests		26,599	93,946	78,570
Non-controlling interests		$ 1,340,317	$ 1,250,131	$ 1,091,802

[1]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.